John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.3%				$21,854,139
(Cost $22,791,703)
U.S. Government 34.7%				20,344,119
U.S. Treasury
Note	0.250	05-15-24	1,625,000	1,532,705
Note	0.375	11-30-25	3,020,000	2,697,709
Note	0.500	05-31-27	925,000	790,333
Note	0.625	12-31-27	2,660,000	2,248,531
Note	0.875	11-15-30	2,040,000	1,630,088
Note	1.625	09-30-26	2,265,000	2,060,796
Note	1.750	11-15-29	1,045,000	909,232
Note	1.875	02-15-32	1,910,000	1,618,054
Note	2.000	02-15-25	2,770,000	2,625,440
Note	2.250	11-15-24	2,525,000	2,414,926
Note	2.250	02-15-27	1,350,000	1,249,330
Note	2.875	08-15-28	605,000	566,975
U.S. Government Agency 2.6%				1,510,020
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	196,156	181,434
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	179,521	162,678
30 Yr Pass Thru	3.500	02-01-45	93,132	87,161
30 Yr Pass Thru	3.500	09-01-46	215,822	201,244
30 Yr Pass Thru	3.500	07-01-47	120,030	111,134
30 Yr Pass Thru	4.000	07-01-44	76,093	73,495
30 Yr Pass Thru	4.000	10-01-47	162,438	156,338
30 Yr Pass Thru	4.000	07-01-56	72,540	68,909
30 Yr Pass Thru	4.000	07-01-56	63,201	60,038
30 Yr Pass Thru	4.500	01-01-46	122,869	121,113
30 Yr Pass Thru	4.500	03-01-47	75,576	74,213
30 Yr Pass Thru	4.500	08-01-56	65,555	63,963

30 Yr Pass Thru	5.000	11-01-39	147,968	148,300
Corporate bonds 40.2%				$23,611,992
(Cost $25,969,385)
Communication services 2.5%				1,481,867
Diversified telecommunication services 1.3%
AT&T, Inc.	4.300	02-15-30	445,000	417,444
Verizon Communications, Inc.	4.329	09-21-28	385,000	368,840
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	262,952
Media 0.7%
Comcast Corp.	3.150	03-01-26	195,000	184,387
Comcast Corp.	3.400	04-01-30	275,000	248,244
Consumer discretionary 1.7%				984,000
Automobiles 0.6%
American Honda Finance Corp.	1.200	07-08-25	395,000	360,095
Specialty retail 1.1%
Lowe’s Companies, Inc.	4.400	09-08-25	335,000	329,214
The Home Depot, Inc.	2.950	06-15-29	330,000	294,691
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 2.1%				$1,208,381
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	325,000	319,486
PepsiCo, Inc.	4.450	05-15-28	344,000	341,356
Food products 0.6%
General Mills, Inc.	4.200	04-17-28	373,000	357,865
Household products 0.3%
The Clorox Company	3.900	05-15-28	200,000	189,674
Energy 2.8%				1,652,001
Oil, gas and consumable fuels 2.8%
Enbridge, Inc.	4.250	12-01-26	285,000	273,312
Equinor ASA	3.125	04-06-30	370,000	333,276
Phillips 66	3.850	04-09-25	470,000	456,252
The Williams Companies, Inc.	3.500	11-15-30	330,000	288,780
TotalEnergies Capital International SA	3.455	02-19-29	325,000	300,381
Financials 16.7%				9,815,030
Banks 11.7%
African Development Bank	0.750	04-03-23	300,000	298,941
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%)	0.976	04-22-25	325,000	307,170
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	415,000	323,449
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	182,037
Bank of Montreal	1.500	01-10-25	230,000	214,313
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%)	2.572	06-03-31	150,000	123,048
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	170,246
Citigroup, Inc.	3.200	10-21-26	350,000	325,601
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	340,000	341,872
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%)	6.361	10-27-28	324,000	333,740
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	292,950
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25	330,000	312,928
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	162,388
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	300,000	284,288
KeyCorp	2.550	10-01-29	320,000	270,675
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	292,585
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	269,362
Royal Bank of Canada	2.050	01-21-27	505,000	452,851
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	265,745
The Bank of Nova Scotia	1.450	01-10-25	285,000	265,293
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	414,557
The Toronto-Dominion Bank	0.750	09-11-25	413,000	369,350
The Toronto-Dominion Bank	4.108	06-08-27	220,000	210,877
Westpac Banking Corp.	1.150	06-03-26	415,000	366,086
Capital markets 3.6%
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	384,058
Morgan Stanley	4.000	07-23-25	200,000	194,897
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	565,000	537,393
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	475,000	465,927
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	268,910
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	275,000	252,424
Consumer finance 0.5%
American Express Company	3.950	08-01-25	315,000	305,746
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 0.9%
Aon Corp.	2.800	05-15-30	448,000	$382,423
Lincoln National Corp.	3.050	01-15-30	205,000	172,900
Health care 3.2%				1,871,260
Biotechnology 1.7%
AbbVie, Inc.	3.600	05-14-25	210,000	202,078
Amgen, Inc.	2.200	02-21-27	465,000	416,679
Amgen, Inc.	5.250	03-02-33	378,000	375,366
Health care providers and services 1.0%
CVS Health Corp.	4.300	03-25-28	340,000	325,041
Seattle Children’s Hospital	1.208	10-01-27	325,000	271,264
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	4.800	11-21-27	281,000	280,832
Industrials 2.6%				1,493,700
Aerospace and defense 0.9%
Lockheed Martin Corp.	5.100	11-15-27	216,000	218,859
Northrop Grumman Corp.	3.250	01-15-28	305,000	281,597
Building products 0.5%
Carrier Global Corp.	2.700	02-15-31	335,000	276,556
Machinery 1.2%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	389,165
John Deere Capital Corp.	4.150	09-15-27	337,000	327,523
Information technology 1.0%				611,984
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	2.450	11-15-29	310,000	260,704
Software 0.6%
Salesforce, Inc.	1.950	07-15-31	438,000	351,280
Materials 1.1%				667,933
Chemicals 0.2%
Eastman Chemical Company	4.500	12-01-28	165,000	157,647
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	111,108
WRKCo, Inc.	4.650	03-15-26	110,000	107,713
Metals and mining 0.5%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	295,000	291,465
Real estate 2.8%				1,633,455
Equity real estate investment trusts 2.8%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	295,723
American Tower Corp.	3.375	10-15-26	280,000	260,271
Boston Properties LP	3.800	02-01-24	350,000	343,867
Prologis LP	1.250	10-15-30	295,000	226,220
Simon Property Group LP	1.375	01-15-27	301,000	262,999
Welltower OP LLC	2.750	01-15-32	306,000	244,375
Utilities 3.7%				2,192,381
Electric utilities 3.7%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	409,058
DTE Electric Company	2.250	03-01-30	350,000	294,242
Eversource Energy	1.650	08-15-30	355,000	273,757
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp.	3.400	04-15-26	228,000	$214,924
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	191,424
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	294,000	290,496

NSTAR Electric Company	3.200	05-15-27	125,000	116,492

Xcel Energy, Inc.	4.000	06-15-28	425,000	401,988
Municipal bonds 6.5%				$3,823,863
(Cost $4,125,747)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	133,983
California Health Facilities Financing Authority	1.829	06-01-29	250,000	208,390
California State University	1.740	11-01-30	210,000	169,234
City of Phoenix Civic Improvement Corp. (Arizona)	1.939	07-01-30	385,000	316,857
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	246,162
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	158,985
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	295,000
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	272,846
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	238,918
New York City Housing Development Corp.	2.416	05-01-24	325,000	314,156
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	328,396
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	257,711
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	247,456
State of Hawaii	1.695	08-01-32	370,000	282,608

University of North Texas System	3.357	04-15-27	375,000	353,161
Collateralized mortgage obligations 1.8%				$1,023,150
(Cost $1,133,282)
U.S. Government Agency 1.8%				1,023,150
Federal Home Loan Mortgage Corp.
Series K036, Class A2 (A)	3.527	10-25-23	236,336	233,514
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	119,477	110,110
Series 2013-135, Class KM	2.500	03-25-28	24,702	24,416
Series 2013-31, Class NG	2.250	04-25-33	260,373	237,507
Series 2013-34, Class PA	2.000	08-25-42	244,977	223,024
Series 2016-36, Class BC	2.500	03-25-43	81,619	78,294

Series 2017-M13, Class A2 (A)	2.932	09-25-27	125,306	116,285
Asset backed securities 12.2%				$7,162,188
(Cost $7,448,870)
Asset backed securities 12.2%				7,162,188
BA Credit Card Trust
Series 2022-A2, Class A2	5.000	04-15-28	266,000	266,603
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	237,154	231,133
Series 2021-1, Class A3	0.340	12-15-25	262,013	253,087
Series 2021-1, Class A4	0.530	10-15-26	257,000	235,658
Series 2021-2, Class A4	0.810	12-15-26	213,000	195,648
Series 2022-2, Class A3	3.490	02-16-27	174,000	169,010
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	227,632	217,765
Series 2021-C, Class A3	0.810	12-15-26	282,000	266,379
Series 2022-A, Class A3	2.830	07-15-27	124,000	119,073
Series 2022-B, Class A3	3.890	08-16-27	216,000	209,520
Ford Credit Auto Owner Trust
Series 2020-A, Class A4	1.350	07-15-25	358,000	348,631
Series 2022-C, Class A3	4.480	12-15-26	215,000	212,219
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4	1.740	08-18-25	314,000	$304,902
Series 2020-3, Class A3	0.450	04-16-25	79,604	78,228
Series 2021-2, Class A3	0.510	04-16-26	115,238	111,163
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	189,076
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	10,102	10,085
Series 2022-2, Class A3	3.730	07-20-26	340,000	331,407
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	172,672
Series 2022-A, Class A3	2.320	09-16-26	214,000	204,639
Series 2022-C, Class A3	5.090	06-15-27	237,000	236,802
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	443,000	443,490
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	176,057	158,555
Series 2016-20B, Class 1	2.270	02-01-36	167,333	150,281
Series 2016-20F, Class 1	2.180	06-01-36	127,687	113,724
Series 2016-20J, Class 1	2.210	10-01-36	58,436	52,273
Series 2017-20H, Class 1	2.750	08-01-37	108,603	97,750
Series 2020-20H, Class 1	0.900	08-01-40	143,430	114,959
Series 2020-20I, Class 1	1.050	09-01-40	155,560	127,233
Series 2022-20E, Class 1	3.820	05-01-42	295,270	281,963
Series 2022-20F, Class 1	3.890	06-01-42	353,443	335,633
Series 2022-20G, Class 1	3.810	07-01-42	135,499	127,955
Series 2022-20J, Class 1	4.890	10-01-42	185,000	187,128
Series 2022-20K, Class 1	4.980	11-01-42	197,000	198,705
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	218,000	203,564
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	205,275

	Yield (%)	Shares	Value
Short-term investments 2.2%			$1,295,497
(Cost $1,295,497)
Short-term funds 2.2%			1,295,497
JPMorgan U.S. Government Money Market Fund, Institutional Class	4.3749(B)	1,295,498	1,295,497

Total investments (Cost $62,764,484) 100.2%	$58,770,829
Other assets and liabilities, net (0.2%)	(108,679)
Total net assets 100.0%	$58,662,150

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-23.
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$21,854,139	—	$21,854,139	—
Corporate bonds	23,611,992	—	23,611,992	—
Municipal bonds	3,823,863	—	3,823,863	—
Collateralized mortgage obligations	1,023,150	—	1,023,150	—
Asset backed securities	7,162,188	—	7,162,188	—
Short-term investments	1,295,497	$1,295,497	—	—
Total investments in securities	$58,770,829	$1,295,497	$57,475,332	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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